Provisions - Summary of movements in provision (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Payments of provisions	$ 1,600	$ 751	$ 1,359